Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Geneva SMID Cap Growth Fund (the “Fund”)

Investor Class
(Trading Symbol: GCSDX)

Institutional Class
(Trading Symbol: GCSVX)

A series of Series Portfolios Trust

Supplement dated May 12, 2025 to
the Summary Prospectus, Prospectus, and Statement of Additional Information dated
December 29, 2024

Effective June 30, 2025 (the “Effective Date”), the Fund has a new mailing address. As of the Effective Date, written requests via mail to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund should be sent to:

Regular Mail:
Geneva SMID Cap Growth Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Geneva SMID Cap Growth Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement for your reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Geneva SMID Cap Growth Fund (the “Fund”)

Investor Class
(Trading Symbol: GCSDX)

Institutional Class
(Trading Symbol: GCSVX)
A series of Series Portfolios Trust

May 12, 2025

Supplement to the Fund’s Statement of Additional Information (“SAI”) dated
December 29, 2026.

At a meeting of the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”) on April 24, 2025, the Board accepted the resignations of Ms. Elaine E. Richards from her role as Trustee of the Trust and Chair of the Board and Mr. Richard E. Grange from his role as Assistant Treasurer of the Trust. At the same meeting, the Board, including all of the Independent Trustees, reviewed the recommendation of the Governance and Nominating Committee, and unanimously approved the appointment of Mr. Koji Felton as Chair of the Board. In connection with Ms. Richards and Mr. Grange’s resignations, all references and information relating to Ms. Richards and Mr. Grange are hereby removed from the Fund’s SAI.

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This supplement should be retained with your SAI for future reference.